FINANCIAL INSTRUMENTS - INTEREST RATE SWAP TRANSACTIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 1,346,917	$ 1,131,700
Interest Rate Swap | Minimum
Derivative [Line Items]
Fixed Interest Rates	1.07%
Interest Rate Swap | Maximum
Derivative [Line Items]
Fixed Interest Rates	2.44%
Cross Currency Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 53,100
Fixed Interest Rates	6.485%